Risks arising from Financial instruments - Schedule of Commodity Derivatives Outstanding (Detail) - Commodity price risk [member] - Commodity derivatives [member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	$ 2,719	$ 3,348
Aluminum [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	1,780	2,165
Energy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	249	417
Corn [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	289	321
Wheat [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	163	127
Rice [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	51	100
Plastic [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	95	122
Sugar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	$ 91	$ 95